Other investments - Movements in other investments (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial assets [line items]
Beginning balance	$ 94	$ 71
Exchange differences	3
Additions	17	27
Repayments and disposals	(6)	(17)
Fair value adjustment		(3)
Capitalised interest	5	5
Impairment reversed/(charged) during the year	(72)	11
Provision movement	1
Transfer	(3)
Ending balance	39	94
Loans
Disclosure of financial assets [line items]
Beginning balance	63	43
Exchange differences	1
Additions	11	18
Repayments and disposals	(6)	(17)
Capitalised interest	5	5
Impairment reversed/(charged) during the year	(63)	14
Provision movement	1
Transfer	(1)
Ending balance	11	63
Others
Disclosure of financial assets [line items]
Beginning balance	31	28
Exchange differences	2
Additions	6	9
Fair value adjustment		(3)
Impairment reversed/(charged) during the year	(9)	(3)
Provision movement	0
Transfer	(2)
Ending balance	$ 28	$ 31